As filed with the Securities and Exchange Commission on December 17, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2010

Date of reporting period:  October 31, 2009

Item 1. Schedule of Investments.

THE MEXICO EQUITY AND INCOME FUND, INC.

Schedule of Investments			October 31, 2009
			(Unaudited)
MEXICO - 103.94%	Shares		Value

COMMON STOCKS - 90.55%

Cement - 1.57%
Cemex SAB de C.V. CPO NPV (a)	859,600		$896,464
Grupo Cementos de Chihuahua, S.A. de C.V.	34,260		98,574
			995,038

Communications - 14.26%
America Movil, S.A. de C.V. - Class L	3,380,899		7,464,031
Megacable Holdings SAB de CV (a)	747,657		1,544,719
			9,008,750

Financial Groups - 3.49%
Corporativo GBM SAB de CV	4,582,928		1,839,592
Grupo Financiero Banorte, S.A.B. de C.V.	111,000		364,094
			2,203,686

Food, Beverage, and Tobacco - 10.20%
Fomento Economico Mexicano, S.A. de C.V.	74,600		316,338
Grupo Bimbo, S.A.B. de C.V.	1,000,657		5,821,109
Grupo Continental, S.A.	130,000		305,216
			6,442,663

Housing - 1.38%
Consorcio ARA, S.A. de C.V. (a)	641,500		402,767
Corp GEO S.A. de C.V. (a)	175,901		466,005
			868,772

Industrial Conglomerates - 11.11%
Alfa, S.A.B.	161,600		829,189
Industrias CH, S.A. - Class B (a)	396,238		1,245,094
Grupo Simec, S.A. de C.V. (a)	501,170		1,222,963
Kimberly-Clark de Mexico, S.A.B. de C.V.	277,927		1,096,237
Mexichem, S.A. de C.V.	1,611,959		2,624,794
			7,018,277

Infrastructure - 23.46%
Carso Infraestructura y Construccion, S.A. (a)	2,695,868		1,486,390
Empresas ICA Sociedad Conroladora, S.A. de C.V. (a)	2,777,666		6,096,507
Grupo Mexicano de Desarrollo, S.A. (a)	1,601,052		788,173
Impulsora del Desarrollo y el Empleo en America Latina, S.A. de C.V. (a)	3,187,385		3,140,614
Promotora y Operadora de Infraestructura, S.A. de C.V. (a)	1,725,205		3,305,704
			14,817,388

Insurance - 2.12%
Qualitas Compania de Seguros	2,855,251		1,340,722
			1,340,722

Mining - 9.88%
Grupo Mexico, S.A. - Series B	2,443,857		4,856,712
Industrias Penoles, S.A.	74,835		1,383,601
			6,240,313

Pharmaceuticals - 2.65%
Genomma Lab Internacional SA (a)	1,004,777		1,674,153
			1,674,153

Real Estate Developer - 5.25%
GMD Resorts SAB de CV (a)	1,375,073		322,842
Grupe, S.A. de C.V. (a)(b)	3,279,986		2,993,379
			3,316,221

Retailing - 3.12%
Wal-Mart de Mexico, S.A. de C.V. - Class V	552,700		1,968,226
			1,968,226

Waste Management - 2.06%
Promotora Ambiental, S.A. de C.V. (a)	1,298,345		1,302,893
			1,302,893

TOTAL COMMON STOCKS (Cost $64,575,446)			$57,197,102

Schedule of Investments (continued)			October 31, 2009

CORPORATE BONDS - 4.31%

Housing - 4.31%
Urbi, Desarrollos Urbanos, S.A. de C.V.
8.500%, 04/19/2016	2,726,000		$2,726,000

TOTAL CORPORATE BONDS (Cost $2,243,658)			2,726,000

SHORT-TERM INVESTMENTS - 9.08%	Principal		Value

Mexican BACMEXT	37,370,501	*	$2,829,941
0.000% Coupon, 0.917% Effective Yield, 11/04/2009 (c)
Mexican INAFIN	34,414,266	*	2,604,435
0.000% Coupon, 2.965% Effective Yield, 11/10/2009 (c)
Mexican INAFIN	3,988,225	*	301,862
0.000% Coupon, 4.099% Effective Yield, 11/06/2009 (c)

TOTAL SHORT-TERM INVESTMENTS (Cost $5,748,137)			5,736,238

TOTAL MEXICO (Cost $72,567,241)			$65,659,340

UNITED STATES - 0.29%	Shares

INVESTMENT COMPANIES - 0.29%

First American Treasury Obligation - Class A, 2.132%	181,499		$181,499

TOTAL INVESTMENT COMPANIES (Cost $181,499)			181,499

TOTAL UNITED STATES (Cost $181,499)			181,499

TOTAL INVESTMENTS - 104.23% (Cost $72,748,740)			65,840,839

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.23)%			(2,671,754)

TOTAL NET ASSETS - 100.00%			$63,169,085

Footnotes and Abbreviations
ADR - American Depository Receipts.
(a) Non-income producing security.
(b) Affiliated company.
(c) Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
* Principal Amount in Mexican Pesos

The cost basis of investments for federal income tax purposes at October 31, 2009 was as follows:

Cost of investments**	$72,748,740
Gross unrealized appreciation	4,061,989
Gross unrealized depreciation	(10,969,890)
Net unrealized depreciation	$(6,907,901)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

TRANSACTIONS WITH AFFILIATES (Unaudited)
The following issuer is affiliated with the Fund; that is, the Fund held 5% or more of the outstanding voting shares during the period from August 1, 2009 through October 31, 2009, as defined in Section (2)(a)(3) of the Investment Company Act of 1940.

Issuer Name	Grupe, S.A.de C.V.

August 1, 2009
Shares	3,467,818
Cost	$4,994,372

Gross Additions
Shares	—
Cost	$—

Gross Deductions
Shares	187,832
Cost	$242,523

April 30, 2009
Shares	3,279,986
Cost	$4,751,849
Market Value	$2,993,379
Realized gain (loss)	$27,275
Investment income	$—

FAS 157 – Summary of Fair Value Exposure at October 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Equity
Cement	$995,038	$—	$—		$995,038
Communications	9,008,750	—	—		9,008,750
Financial Groups	2,203,687	—	—		2,203,687
Food, Beverage, and Tobacco	6,442,663	—	—		6,442,663
Housing	868,772	—	—		868,772
Industrial Conglomerates	7,018,277	—	—		7,018,277
Infrastructure	14,817,388	—	—		14,817,388
Insurance	1,340,722	—	—		1,340,722
Mining	6,240,313	—	—		6,240,313
Pharmaceuticals	1,674,153	—	—		1,674,153
Real Estate Developer	3,316,221	—	—		3,316,221
Retailing	1,968,225	—	—		1,968,225
Waste Management	1,302,893	—	—		1,302,893
Total Equity	57,197,102	—	—		57,197,102

Corporate Bonds

Housing	—	2,726,000	—		2,726,000

Short-Term Investments	181,499	5,736,238	—		5,917,737
Total Investments in Securities	$57,378,601	$8,462,238	$—	#	$65,840,839

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of October 31, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Mexico Equity and Income Fund, Inc.

By (Signature and Title)     /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date     December 10th, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date     December 10th, 2009

By (Signature and Title)*    /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date     December 10th, 2009

* Print the name and title of each signing officer under his or her signature.